PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning Balance	$ 58,599,000	$ 55,760,000
Additions/ Transfers	10,216,000	2,829,000
Effect Of Movements In Exchange Rates	(25,000)	10,000
Ending Balance	68,790,000	58,599,000
Accumulated Depletion And Depreciation, Beginning Balance	22,924,000	20,914,000
Accumulated Depletion And Depreciation, Additions / Transfers	2,971,000	2,010,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	25,895,000	22,924,000
Plant, equipment and mining properties	42,895,000	35,675,000	$ 34,846,000
Office equipment, furniture, and fixtures [Member]
Statement [Line Items]
Beginning Balance	595,000	563,000
Ending Balance	745,000	595,000
Accumulated Depletion And Depreciation, Beginning Balance	294,000	187,000
Accumulated Depletion And Depreciation, Additions / Transfers	116,000	107,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	410,000	294,000
Plant, equipment and mining properties	335,000	301,000	376,000
Additions / Transfers	170,000	31,000
Effect Of Movements In Exchange Rates	(20,000)	1,000
Mine machinery and transportation equipment [Member]
Statement [Line Items]
Beginning Balance	14,240,000	12,955,000
Effect Of Movements In Exchange Rates	0	0
Ending Balance	16,258,000	14,240,000
Accumulated Depletion And Depreciation, Beginning Balance	4,944,000	4,907,000
Accumulated Depletion And Depreciation, Additions / Transfers	318,000	37,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	5,262,000	4,944,000
Plant, equipment and mining properties	10,996,000	9,296,000	8,048,000
Additions / Transfers	2,018,000	1,285,000
Mill machinery and processing equipment [Member]
Statement [Line Items]
Beginning Balance	18,613,000	17,483,000
Effect Of Movements In Exchange Rates	0	0
Ending Balance	22,341,000	18,613,000
Accumulated Depletion And Depreciation, Beginning Balance	6,667,000	5,297,000
Accumulated Depletion And Depreciation, Additions / Transfers	987,000	1,370,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	7,654,000	6,667,000
Plant, equipment and mining properties	14,687,000	11,946,000	12,186,000
Additions / Transfers	3,728,000	1,130,000
Buildings and construction in process [Member]
Statement [Line Items]
Beginning Balance	11,778,000	11,263,000
Effect Of Movements In Exchange Rates	(3,000)	7,000
Ending Balance	14,632,000	11,778,000
Accumulated Depletion And Depreciation, Beginning Balance	1,896,000	1,624,000
Accumulated Depletion And Depreciation, Additions / Transfers	1,061,000	272,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	2,957,000	1,896,000
Plant, equipment and mining properties	11,675,000	9,882,000	9,639,000
Additions / Transfers	2,857,000	508,000
Computer equipment [member]
Statement [Line Items]
Beginning Balance	335,000	347,000
Effect Of Movements In Exchange Rates	(2,000)	0
Ending Balance	767,000	335,000
Accumulated Depletion And Depreciation, Beginning Balance	267,000	256,000
Accumulated Depletion And Depreciation, Additions / Transfers	314,000	11,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	581,000	267,000
Plant, equipment and mining properties	186,000	68,000	91,000
Additions / Transfers	434,000	(12,000)
Mining Property [Member]
Statement [Line Items]
Beginning Balance	13,038,000	13,149,000
Additions/ Transfers	1,009,000	(113,000)
Effect Of Movements In Exchange Rates	0	2,000
Ending Balance	14,047,000	13,038,000
Accumulated Depletion And Depreciation, Beginning Balance	8,856,000	8,643,000
Accumulated Depletion And Depreciation, Additions / Transfers	175,000	213,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	9,031,000	8,856,000
Plant, equipment and mining properties	$ 5,016,000	$ 4,182,000	$ 4,506,000